15. Financial Instruments with Off-Balance-Sheet Risk (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Fair Value, Off-balance Sheet Risks, Disclosure Information [Line Items]
Unused portions of home equity lines of credit	$ 25,535,104	$ 25,074,972
Residential construction lines of credit	3,676,176	3,658,037
Commercial real estate and other construction lines of credit	25,951,345	15,586,595
Commercial and industrial commitments	36,227,213	46,197,882
Other commitments to extend credit	42,459,454	19,991,513
Standby letters of credit and commercial letters of credit	2,009,788	1,859,059
Recourse on sale of credit card portfolio	258,555	262,625
MPF credit enhancement obligation, net	$ 748,239	$ 1,051,601